Prudential Day One 2065 Fund
Schedule of Investments (unaudited) as of April 30, 2022
Description	Shares	Value
Long-Term Investments 99.9%
Affiliated Mutual Funds
PGIM Global Real Estate Fund (Class R6)	1,028	$22,735
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	2,237	28,673
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	1,603	17,716
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	4,650	53,148
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	11,786	145,798
PGIM Quant Solutions Large-Cap Core Fund (Class R6)	8,137	142,316
PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	4,967	52,599
PGIM Quant Solutions US Broad Market Index Fund (Class R6)	5,596	93,790
PGIM Total Return Bond Fund (Class R6)	1,557	20,003

Total Long-Term Investments (cost $575,360)		576,778

Short-Term Investment 0.1%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $359)	359	359

TOTAL INVESTMENTS 100.0% (cost $575,719)(wd)		577,137
Other assets in excess of liabilities 0.0%		143

Net Assets 100.0%		$577,280

(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds